Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR
Income Tax Contingency [Line Items]
Opening balance	$ 10.8	648.3	691.3
Increase/(decrease) related to prior year tax positions	0	0	(43.0)
Closing balance	$ 10.8	648.3	648.3